UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22011

MORGAN STANLEY EMERGING MARKETS DOMESTIC DEBT FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY			10036
(Address of principal executive offices)			(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	10/31

Date of reporting period:	4/30/09

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

INVESTMENT MANAGEMENT

Morgan Stanley

Emerging Markets Domestic

Debt Fund, Inc. (EDD)

Morgan Stanley

Investment Management Inc.

Investment Adviser

Semi-Annual

Report

April 30, 2009

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Overview (unaudited)

Letter to Stockholders

Performance

For the six months ended April 30, 2009, the Morgan Stanley Emerging Markets Domestic Debt Fund, Inc. (the “Fund”) had total returns of 20.64% based on net asset value and 15.01%, based on market value per share (including reinvestment of distributions), compared to its benchmark, the J.P. Morgan Government Bond Index — Emerging Markets Global Diversified Index (the “Index”) which returned 12.79%. On April 30, 2009, the closing price of the Fund’s shares on the New York Stock Exchange was $10.42, representing a 26.7% discount to the Fund’s net asset value per share. Past performance is no guarantee of future results.

Factors Affecting Performance

•

The financial crisis evolved into a full-blown global economic downturn during the fourth quarter of 2008. After the Lehman Brothers bankruptcy and the associated freezing of credit markets late in the third quarter, investor confidence plummeted, risk appetite collapsed, and forced selling of risky assets ensued. Credit in the global markets dried up, marking a turning point for those countries that had managed to remain on the sidelines of the crisis. Emerging market (EM) countries endured a series of shocks including manic deleveraging, an unprecedented drop in commodity prices, and a sharp contraction in developed market growth.

•

Against this negative backdrop, EM debt markets sold-off during the last quarter of 2008. However, the market rebounded in December due to the expectations of a large fiscal stimulus package in the U.S., a decline in mortgage rates, and a thawing of credit and money markets which allowed for an improvement in risk appetite.

•

The first quarter of 2009 was characterized by unprecedented government intervention in financial markets with policy moves ranging from bank nationalization to fiscal and monetary activism. Numerous governments around the world eased monetary policy while monetary authorities with limited scope for further interest rate cuts began quantitative easing.

•

The broad-based market rally that began in March extended into April, as investors appeared to believe that the end of the recession might be in sight. April was a very positive month for financial markets, as stronger than expected economic data and corporate earnings helped improve investor risk appetite.

•

Positive contributors to the Fund’s relative returns during the six-month period included overweight exposures to Indonesia, Colombia, Russia, and Venezuelan U.S. denominated debt. An underweight exposure to the Polish zloty also aided relative returns. Conversely, detractors from relative performance were exposures to the Mexican peso, Brazilian real, and an underweight to the South African rand. The Fund’s shorter duration (a measure of interest-rate sensitivity) in South African debt relative to the Index also hindered returns.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Overview (unaudited)

Letter to Stockholders (cont’d)

Management Strategies

•	During the six-month review period the portfolio maintained an average interest rate duration slightly longer (0.3 years) than that of the Index.

•	The portfolio held an approximate 6% weighting in corporate credits.

•

The largest country and currency overweights in the portfolio relative to the Index for the period were Mexico, Brazil and Turkey. The largest underweights for both country exposure and currency were Poland and South Africa.

Sincerely,

Randy Takian
President and Principal Executive Officer	May 2009

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2009 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
DEBT INSTRUMENTS (97.2%)
Brazil (14.3%)
Sovereign (14.3%)
Brazil Notas do Tesouro Nacional,
10.00%, 7/1/10	BRL	109,030	$49,803
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/14	311,727		130,330
			180,133
Colombia (3.7%)
Sovereign (3.7%)
Jupiter, S.p.V., Colombian Peso Linked Bonds,
13.50%, 9/15/14		$75,000	46,723

Hungary (6.7%)
Sovereign (6.7%)
Republic of Hungary,
6.25%, 8/24/10	HUF	4,515,130	19,655
6.75%, 2/24/17	10,896,620		40,209
7.25%, 6/12/12	5,776,500		24,213
			84,077
Indonesia (13.1%)
Corporate (0.6%)
Pindo Deli Finance Mauritius,
Tranche A, 3.05%, 4/28/15 (a)(b)		$115	64
Tranche A, 3.05%, 4/28/15 (a)(b)(c)	1,174		652
Tranche B, 3.05%, 4/28/18 (a)(b)(c)	8,336		2,126
Tranche C, Zero Coupon, 4/28/25 (a)	2,227		122
Tjiwi Kimia Finance Mauritius Ltd.,
Tranche A, 3.05%, 4/28/15 (a)(b)	531		295
Tranche A, 3.09%, 4/28/15 (a)(b)(c)	3,516		1,951
Tranche B, 3.09%, 4/28/18 (a)(b)(c)	9,360		2,387
Tranche C, Zero Coupon, 4/28/27 (a)(c)	998		55
			7,652
Sovereign (12.5%)
Barclays Bank plc, Indonesian Government Bond Linked Notes,
10.00%, 7/17/17	IDR	750,000,000	64,188
Credit Suisse, Republic of Indonesia Government Bonds Credit Linked Notes,
10.00%, 7/15/17	154,683,530		13,239
JPMorgan Chase & Co., London, Indonesian Treasury Bill Linked Notes,
10.00%, 7/15/17	192,525,000		16,477
Republic of Indonesia,
6.88%, 1/17/18		$5,000	4,550
6.88%, 1/17/18 (c)	7,000		6,370
11.63%, 3/4/19 (c)	33,315		39,978
UBS AG, Republic of Indonesia Government Bonds Credit Linked Notes,
11.50%, 9/15/19	IDR	135,000,000	12,410
			157,212
			164,864
Malaysia (6.2%)
Sovereign (6.2%)
Government of Malaysia,
3.72%, 6/15/12	MYR	85,000	24,299
3.83%, 9/28/11	169,720		48,925
5.09%, 4/30/14	18,200		5,386
			78,610
Mexico (16.9%)
Sovereign (16.9%)
Mexican Bonos,
7.75%, 12/14/17	MXN	1,365,924	99,976
8.00%, 12/17/15	101,200		7,572
9.50%, 12/18/14	360,000		28,957
10.00%, 11/20/36	620,000		54,421
United Mexican States,
5.95%, 3/19/19 (d)		$22,184	22,184
			213,110

4	The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Multi-Country (1.3%)
Sovereign (1.3%)
Standard Bank plc, African Currency Basket Linked Bonds,
11.30%, 5/15/09	$21,400		$16,022

Peru (1.2%)
Sovereign (1.2%)
Peru Government Bond,
7.84%, 8/12/20	PEN	36,000	14,632

Russia (3.0%)
Sovereign (3.0%)
Russian Federation (Registered),
7.50%, 3/31/30 (e)	$38,400		37,440

South Africa (3.8%)
Sovereign (3.8%)
Republic of South Africa,
7.38%, 4/25/12 (d)	30,000		32,025
8.00%, 12/21/18	ZAR	140,000	16,070
			48,095
South Korea (3.1%)
Sovereign (3.1%)
Export-Import Bank of Korea,
4.50%, 8/12/09	$20,000		20,004
Korea Development Bank,
4.75%, 7/20/09 (d)	14,500		14,479
5.30%, 1/17/13 (d)	5,000		4,838
			39,321
Thailand (5.9%)
Sovereign (5.9%)
Kingdom of Thailand,
4.25%, 3/13/13	THB	1,597,940	49,464
5.25%, 7/13/13 - 5/12/14	795,100		25,647
			75,111
Turkey (14.4%)
Sovereign (14.4%)
Republic of Turkey,
Zero Coupon, 8/5/09 - 6/23/10	TRY	292,424	165,415
9.95%, 2/15/12	16,645		10,495
16.00%, 3/7/12	9,340		6,198
			182,108
Venezuela (3.6%)
Sovereign (3.6%)
Republic of Venezuela,
9.25%, 5/7/28	$64,500		37,571
9.38%, 1/13/34	7,500		4,538
10.75%, 9/19/13	5,000		4,025
			46,134
TOTAL DEBT INSTRUMENTS (Cost $1,363,153)			1,226,380

LOANS (2.6%)
Colombia (1.0%)
Corporate (1.0%)
MFI WWB Cali,
12.50%, 2/28/11 (f)(g)	COP	15,103,760	6,597
MFI WWB Popoyan,
12.50%, 2/28/11 (f)(g)	13,215,790		5,772
			12,369
Kazakhstan (0.5%)
Corporate (0.5%)
MFI KMF,
15.50%, 2/28/11 (f)(g)	KZT	905,197	5,766

Mexico (0.9%)
Corporate (0.9%)
MFI Finsol,
14.00%, 2/28/11 (f)(g)	MXN	161,685	11,711

Peru (0.2%)
Corporate (0.2%)
MFI Confranz,
10.40%, 2/28/11 (f)(g)	PEN	8,672	2,908
TOTAL LOANS (Cost $40,569)			32,754

	Shares
SHORT-TERM INVESTMENT (0.2%)
United States (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (h) (Cost $2,929)	2,928,867		2,929
TOTAL INVESTMENTS (100.0%) (Cost $1,406,651)			1,262,063
LIABILITIES IN EXCESS OF OTHER ASSETS			(232,880)
NET ASSETS			$1,029,183

The accompanying notes are an integral part of the financial statements.	5

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2009.
(b)	Issuer is in default.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of April 30, 2009.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2009. Maturity date disclosed is the ultimate maturity date.
(f)	Security has been deemed illiquid at April 30, 2009.
(g)

At April 30, 2009, the Fund held approximately $32,754,000 of fair valued securities, representing 3.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(h)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
BRL	216,900	$99,061	5/5/09	USD	92,369	$92,369	$(6,692)
BRL	216,900	98,272	6/2/09	USD	97,518	97,518	(754)
SGD	21,854	14,761	5/6/09	USD	14,358	14,358	(403)
USD	98,144	98,144	5/5/09	BRL	216,900	99,060	916
USD	14,749	14,749	5/6/09	SGD	21,854	14,761	12
		$324,987				$318,066	$(6,921)

BRL —	Brazilian Real
COP —	Colombian Peso
HUF —	Hungarian Forint
IDR —	Indonesian Rupiah
KZT —	Kazakhstan Tenge
MXN —	Mexican Peso
MYR —	Malaysian Ringgit
PEN —	Peruvian Sol
SGD —	Singapore Dollar
THB —	Thailand Baht
TRY —	Turkish Lira
USD —	United States Dollar
ZAR —	South African Rand

Futures Contracts:

The Fund had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Short:
U.S. Treasury 10 yr. Note	498	$60,227	Jun-09	$(436)

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	96.6%
Corporate	3.2
Short-Term Investment	0.2
Total Investments	100.0%

6	The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2009

Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited) (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,403,722)	$1,259,134
Investment in Security of Affiliated Issuer, at Value (Cost $2,929)	2,929
Total Investments in Securities, at Value (Cost $1,406,651)	1,262,063
Interest Receivable	30,497
Due from Broker	9,809
Receivable for Lehman Brothers Closed Reverse Repurchase Transactions	1,976
Receivable for Investments Sold	969
Unrealized Appreciation on Foreign Currency Exchange Contracts	928
Foreign Currency, at Value (Cost $136)	136
Dividends Receivable	1
Other Assets	1,013
Total Assets	1,307,392
Liabilities:
Payable For:
Line of Credit	216,509
Reverse Repurchase Agreements	52,369
Investment Advisory Fees	1,004
Custodian Fees	153
Administration Fees	81
Bank Overdraft	60
Unrealized Depreciation on Foreign Currency Exchange Contracts	7,849
Other Liabilities	184
Total Liabilities	278,209
Net Assets
Applicable to 72,431,536 Issued and Outstanding $0.01 Par Value Shares (100,000,000 Shares Authorized)	$1,029,183
Net Asset Value Per Share	$14.21
Net Assets Consist of:
Common Stock	$724
Paid-in Capital	1,385,995
Distributions in Excess of Net Investment Income	(47,414)
Accumulated Net Realized Loss	(158,897)
Unrealized Appreciation (Depreciation) on:
Investments	(144,588)
Foreign Currency Exchange Contracts and Translations	(6,201)
Futures	(436)
Net Assets	$1,029,183

The accompanying notes are an integral part of the financial statements.	7

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2009

Financial Statements (cont’d)

Statement of Operations

Six Months Ended April 30, 2009 (unaudited) (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$46,851
Dividends from Security of Affiliated Issuer	104
Total Investment Income	46,955
Expenses:
Investment Advisory Fees (Note B)	6,018
Administration Fees (Note C)	481
Custodian Fees (Note D)	446
Commitment Fees (Note H)	127
Professional Fees	96
Stockholder Reporting Expenses	36
Administrative Fees on Line of Credit (Note H)	40
Directors’ Fees and Expenses	7
Stockholder Servicing Agent Fees	3
Proxy Fees	2
Other Expenses	168
Expenses Before Non Operating Expenses	7,424
Interest Expense on Line of Credit (Note H)	2,802
Interest Expense on Reverse Repurchase Agreements	69
Total Expenses	10,295
Rebate from Morgan Stanley Affiliates (Note G)	(13)
Expense Offset (Note D)	— @
Net Expenses	10,282
Net Investment Income	36,673
Net Realized Gain (Loss) on:
Investments	43,293
Foreign Currency Transactions	(40,627)
Swap Agreements	(80,336)
Net Realized Loss	(77,670)
Change in Unrealized Appreciation (Depreciation) on:
Investments	218,491
Foreign Currency Exchange Contracts and Translations	(17,044)
Future Contracts	(436)
Swap Agreements	7,909
Change in Unrealized Appreciation (Depreciation)	208,920
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	131,250
Net Increase in Net Assets Resulting from Operations	$167,923

@ Amount is less than $500.

8	The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2009

Financial Statements (cont’d)

Statements of Changes in Net Assets

	Six Months Ended April 30, 2009 (unaudited) (000)	Year Ended October 31, 2008 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$36,673	$155,449
Net Realized Loss	(77,670)	(128,179)
Net Change in Unrealized Appreciation (Depreciation)	208,920	(421,716)
Net Increase (Decrease) in Net Assets Resulting from Operations	167,923	(394,446)
Distributions from and/or in Excess of:
Net Investment Income	(54,606)	(175,774)
Net Realized Gain	—	(6,283)
Total Distributions	(54,606)	(182,057)
Capital Share Transactions:
Additional Expenses Incurred from the 2007 Initial Offering	—	(16)
Repurchase of Shares (853,200 and 33,000 shares)	(8,096)	(582)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(8,096)	(598)
Total Increase (Decrease)	105,221	(577,101)
Net Assets:
Beginning of Period	923,962	1,501,063
End of Period (Including Distributions in Excess of Net Investment Income of $(47,414) and $(29,481))	$1,029,183	$923,962

The accompanying notes are an integral part of the financial statements.	9

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2009

Financial Statements (cont’d)

Statement of Cash Flows

Six Months Ended April 30, 2009 (unaudited) (000)
Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Long-Term Investments	$862,738
Purchase of Long-Term Investments	(641,123)
Net (Increase) Decrease in Short-Term Investments	14,852
Net (Increase) Decrease in Foreign Currency Holdings	2,465
Net Increase (Decrease) in Cash Overdrafts	60
Net Realized Gain (Loss) for Foreign Currency Transactions	(40,627)
Net Realized Gain (Loss) on Swap Agreements	(80,336)
Net Investment Income	36,673
Adjustments to Reconcile Net Investment Income to Net Cash Provided (Used) by Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	3,714
Net (Increase) Decrease in Payables Related to Operations	(3,595)
Accretion/Amortization of Discounts and Premiums	(17,232)
Net Cash Provided (Used) by Operating Activities	137,589
Cash Flows From Financing Activities:
Cash Received for Reverse Repurchase Agreements	52,300
Cash Paid for Line of Credit	(127,500)
Payment for Fund Shares Repurchased	(8,096)
Cash Distributions Paid	(54,606)
Net Cash Provided (Used) for Financing Activities	(137,902)
Net Increase (Decrease) in Cash	(313)
Cash at Beginning of Period	313
Cash at End of Period	$—

Supplemental Disclosure of Cash Flow Information:
Interest Paid on Line of Credit during the Period	$3,938
Interest Paid on Reverse Repurchase Agreements during the Period	—

10	The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2009

Financial Highlights

Selected Per Share Data and Ratios

	Six Months Ended April 30, 2009 (unaudited)		Year Ended October 31, 2008	Period from April 24, 2007^ to October 31, 2007
Net Asset Value, Beginning of Period	$12.61		$20.47	$19.10
Net Investment Income†	0.50		2.12	0.90
Net Realized and Unrealized Gain (Loss) on Investments	1.81		(7.49)	1.07
Total from Investment Operations	2.31		(5.37)	1.97
Distributions from and/or in excess of:
Net Investment Income	(0.75)		(2.40)	(0.60)
Net Realized Gain	—		(0.09)	—
Total Distributions	(0.75)		(2.49)	(0.60)
Anti-Dilutive Effect of Share Repurchase Program	0.04		0.00 ‡	—
Net Asset Value, End of Period	$14.21		$12.61	$20.47
Per Share Market Value, End of Period	$10.42		$9.70	$18.93
TOTAL INVESTMENT RETURN:
Market Value	15.01	%#	(39.43)%	(2.46	)%#
Net Asset Value(1)	20.64	%#	(27.22)%	10.77	%#
RATIOS, SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)	$1,029,183		$923,962	$1,501,063
Ratio of Expenses to Average Net Assets	2.17	%*+	2.80%+	3.24	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.57	%*+	1.59%+	2.21	%*+
Ratio of Net Investment Income to Average Net Assets	7.76	%*+	11.90%+	8.88	%*+
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00%§	0.01	%*
Portfolio Turnover Rate	43	%#	130%	58	%#

^	Commencement of Operations.
(1)

Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder’s investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
#	Not Annualized
+

The Ratio of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

*	Annualized
§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	11

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2009 (unaudited)

Notes to Financial Statements

The Morgan Stanley Emerging Markets Domestic Debt Fund, Inc. (the “Fund”) was incorporated in Maryland on January 25, 2007 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek a high level of current income, with a secondary investment objective of long-term capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal circumstances, at least 80% of its managed assets in emerging markets domestic debt. To the extent the Fund invests in derivative instruments that the Adviser believes have economic characteristics similar to such securities, such investments will be counted for purposes of the Fund’s policy described in the previous sentence. To the extent the Fund makes such investments, the Fund will be subject to the risk of such derivative instruments as described herein.

The Fund is authorized to issue 100,000,000 shares of $0.01 par value common stock and 50,000,000 shares of $0.01 par value preferred stock. The Fund had no operations until April 24, 2007, other than matters relating to its organization and registration and sale and issuance to Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”) of 5,236 shares of common stock at an aggregate purchase price of $100,000. The Adviser, on behalf of the Fund, will incur all of the Fund’s organizational costs, estimated at $10,000. The Adviser also has agreed to pay the amount by which the offering costs of the Fund (other than the sales load) exceed $0.04 per share of the Fund’s common shares. The aggregate offering expenses (other than the sales load) were $667,000 (including amounts to be paid by the Adviser). On April 24, 2007, the Fund sold 63,750,000 common shares in an initial public offering. Proceeds to the Fund were $1,217,025,000 after deducting underwriting commissions and $600,000 of offering expenses. On May 7, 15 and 29, 2007 the Fund sold 6,000,000, 2,000,000 and 1,562,500 common shares, respectively, pursuant to an over allotment agreement with the underwriters for net proceeds of $182,643,750 after deducting underwriting commissions and $16,000 of additional expenses incurred in 2008 related to the 2007 offering.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation:  Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

procedures adopted by the Board of Directors (the “Director”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Portfolio of Investments.

At April 30, 2009, the Fund had a reverse repurchase agreement outstanding with UBS Warburg as follows:

Maturity in Less than 365 Days
Value of Securities Subject to Repurchase	$62,851
Liability Under Reverse Repurchase Agreement	$52,369
Weighted Average Days to Maturity	52.00

The weighted average weekly balance of reverse repurchase agreements outstanding during the six months ended April 30, 2009 was approximately $52,300,000 at a weighted average weekly interest rate of 0.90%.

3.              Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

• investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

• investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

A significant portion of the Fund’s managed assets consist of securities of issuers located in emerging markets or which are denominated in foreign currencies. Such investments may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market securities may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

4.              Derivatives: The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund’s investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

Foreign Currency Exchange Contracts: The Fund may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Purchased & Written Options: The Fund may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

transaction to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

The Fund may purchase call and put options on its securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities purchased or sold by the Fund and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

At April 30, 2009, the Fund did not have any outstanding options written.

Securities Sold Short: The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at their market price at the time of replacement. The Fund may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Fund’s obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Fund will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Structured Securities: The Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Fund to credit risks of the underlying instruments as well as of the issuer of the Structured Security. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

Futures: The Fund may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

instruments. Futures contracts (secured by cash, government or other liquid securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as (“variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

The Fund may use futures contracts in order to manage its exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Over-the-Counter Trading: Securities and other derivative instruments that may be purchased or sold by the Fund may consist of instruments not traded on an exchange. The risk of nonperformance by the obligor on such an instrument may be greater, and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less, than in the case of an exchange-traded instrument. In addition, significant spreads may exist between bid and ask prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions.

Swap Agreements: The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (“FSP FAS 133-1 and FIN 45-4”), effective December 31, 2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives. The Fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in “Due from (to) Broker” on the Statement of Assets & Liabilities. The following summarizes swaps entered into by the Fund:

Credit Default Swaps: The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by pairing periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

would be required to pay an agreed-upon amount, to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for the credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

The Fund accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within unrealized appreciation (depreciation) of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain (loss) on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains (losses) on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if the Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. At April 30, 2009, the Fund had no credit default swap contracts outstanding.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Fund accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statement of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. The Fund amortizes its interest payment obligation over the life of the swap. The amortized portion of this payment is recorded in the Statement of Operations as an adjustment to interest income. The unamortized portion of this payment is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. At April 30, 2009, the Fund had no interest rate swap contracts outstanding.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation (depreciation) in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains (losses) in the Statement of Operations. At April 30, 2009, the Fund had no total return swap contracts outstanding.

Realized gains (losses) on maturity or termination of swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the unrealized gain/loss reported in the Statement of Assets & Liabilities may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown in the Statement of Assets & Liabilities.

5.              New Accounting Pronouncement: On April 9, 2009, Financial Accounting Standards Board (“FASB”) issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the financial statement disclosures.

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

6.              Fair Value Measurement: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities, are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

Assets	Investments in Securities (000)	Other Financial Instruments* (000)
Level 1 – Quoted Prices	$2,929	$—
Level 2 – Other Significant Observable Inputs	1,226,380	928
Level 3 – Significant Unobservable Inputs	32,754	—
Total	$1,262,063	$928

Liabilities	Investments in Securities (000)	Other Financial Instruments* (000)
Level 1 – Quoted Prices	$—	$(436)
Level 2 – Other Significant Observable Inputs	—	(60,149)
Level 3 – Significant Unobservable Inputs	—	—
Total	$—	$(60,585)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities (000)
Balance as of 10/31/08	$34,807
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(2,053)
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 4/30/09	$32,754
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at level 3 at 4/30/09.	$(2,053)

*Other financial instruments include forwards, futures, and reverse repurchase agreements.

7.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis and discounts and premiums on investments purchased are accreted or amortized in accordance with the effective yield method over their respective lives, except where collection is in doubt.

B.    Investment Advisory Fees: The Adviser provides investment advisory services to the Fund under the terms of an Investment Advisory and Management Agreement (the “Agreement”). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.00% of the Fund’s average weekly managed assets.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

C.  Administration Fees: MS Investment Management also serves as Administrator to the Fund pursuant to an Administration Agreement. Under the Administration Agreement, the administration fee is 0.08% of the Fund’s average weekly managed assets. Under a sub-administration agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. Administration costs (including out-of-pocket expenses) incurred in the ordinary course of providing services under the Administration Agreement, except pricing services and extraordinary expenses, are covered under the administration fee.

D.  Custodian Fees: JPMorgan Chase Bank, N.A., (the “Custodian”) and its affiliates serve as Custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense Offset” in the Statement of Operations.

E.  Federal Income Taxes: It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Distributions to stockholders are recorded on the ex-dividend date.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended October 31, 2008, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid from net investment income during the fiscal year ended 2008 and 2007 was as follows.

2008 Distributions Paid From: (000)		2007 Distributions Paid From: (000)
Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
$182,057	$—	$43,991	$—

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to gains and losses on foreign options, foreign futures and swap transactions, resulted in the following reclassifications among the components of net assets at October 31, 2008:

Increase (Decrease)
Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(45,166)	$49,889	$(4,723)

At October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-term Capital Gain (000)
$17,666	$—

At April 30, 2009, the U.S. Federal income tax cost basis of investments was $1,406,651,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $144,588,000 of which $50,656,000 related to appreciated securities and $195,244,000 related to depreciated securities.

At October 31, 2008, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $65,470,000 to offset against future capital gains which will expire on October 31, 2016.

F.  Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G.  Security Transactions and Transactions with Affiliates: The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio, an open-ended management investment company managed by the Adviser. Investment in Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio. For the six months ended April 30, 2009, advisory fees paid were reduced by approximately $13,000 relating to the Fund’s investment in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio.

A summary of the Fund’s transactions in shares of the affiliated issuer during the six months ended April 30, 2009 is as follows:

Market Value October 31, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value April 30, 2009 (000)
$4,746	$425,102	$426,919	$104	$2,929

During the six months ended April 30, 2009, the Fund made purchases and sales totaling approximately $507,016,000 and $603,479,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

During the six months ended April 30, 2009, the Fund incurred no brokerage commissions with Morgan Stanley & Co., Incorporated, an affiliated broker/dealer.

H. Credit Facility: The Fund will use the proceeds from the use of leverage to purchase additional securities consistent with the Fund’s investment objectives, policies and strategies. The Fund had engaged JPMorgan Securities Inc. to arrange a syndicate of lenders to provide a revolving line of credit facility in the amount of $375,000,000. Pursuant to the agreement among the parties, JPMorgan Chase Bank, N.A., as lender (the

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

“Lender”) had agreed to commit up to $75,000,000 of the facility amount. The facility had the following terms and conditions, among others: The term of the facility was 364 days, which term may be extended under certain conditions. The loans under the facility did bear interest at a rate per annum, at the rate of LIBOR for the applicable interest period plus a spread. The loans were secured by a fully perfected first priority lien on all of the assets of the Fund capable of being pledged. There was a commitment fee on the unused portion of the facility in the amount of 0.20% of the average daily unused portion of the credit facility. Effective April 30, 2009 the credit facility has been amended. The Fund has engaged JPMorgan Securities Inc. to arrange a syndicate of lenders to provide a revolving line of credit facility in the amount of $275,000,000. Pursuant to the agreement among the parties, JPMorgan Chase Bank, N.A. has agreed to commit up to $55,000,000. The loans under the facility will bear interest at a rate per annum, at the rate of LIBOR for the applicable interest period plus a spread. The loans will be secured by a fully perfected first priority lien on all of the assets of the Fund capable of being pledged. There will be a commitment fee on the unused portion of the facility in the amount of 0.50% of the average daily unused portion of the credit facility. The average borrowings and interest rate for the six months ended April 30, 2009 were approximately $248,240,000 and 2.09%, respectively, during a period of 181 days. During the same period, the Fund incurred approximately $2,802,000 in interest expense associated with the outstanding balances.

I. Other: On June 20, 2007, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund’s shares trade from their net asset value. For the six months ended April 30, 2009, the Fund repurchased 853,200 of its shares at an average discount of 24.84% from the net asset value per share. Since the inception of the program, the Fund has repurchased 886,200 of its shares at an average discount of 23.87% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Directors.

On March 20, 2009, the Officers of the Fund, pursuant to authority granted by the Directors, declared a distribution of $0.25 per share, derived from net investment income, payable on April 15, 2009 to stockholders of record on March 31, 2009.

J.  Supplemental Proxy Information: On June 17, 2009, an annual meeting of the Fund’s stockholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all stockholders:

	For	Withheld
Michael Bozic	5,159,479	641,199
Michael F. Klein	5,164,711	635,967
W. Allen Reed	5,180,980	619,698

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

For More Information About Portfolio Holdings

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the SEC on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund stockholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to stockholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, the Fund makes portfolio holdings information available by periodically providing the information on its public website, www.morganstanley.com/im.

The Fund provides a complete schedule of portfolio holdings on the public website on a calendar-quarter basis approximately 31 calendar days after the close of the calendar quarter. The Fund also provides Top 10 holdings information on the public website approximately 15 business days following the end of each month. You may obtain copies of the Fund’s monthly or calendar-quarter website postings, by calling toll free 1-(800) 231-2608.

Proxy Voting Policy and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling toll free 1-(800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC’s web site at www.sec.gov.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2009 (unaudited)

Portfolio Management

The Fund is managed by members of the Emerging Markets Debt team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Eric J. Baurmeister, Federico L. Kaune and Abigail L. McKenna, each a Managing Director of the Adviser. Mr. Baurmeister has been associated with the Adviser in an investment management capacity since 1997 and began managing the Fund since inception. Ms. McKenna has been associated with the Adviser in an investment management capacity since 1996 and began managing the Fund since inception. Mr. Kaune has been associated with the Adviser in an investment management capacity since 2002 and began managing the Fund since inception.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2009 (unaudited)

Dividend Reinvestment Plan

Pursuant to the Dividend Reinvestment Plan (the “Plan”), each stockholder will be deemed to have elected, unless Computershare Trust Company, N.A. (the “Plan Agent”) is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares.

Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value or, if net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

The Plan Agent’s fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant’s account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant’s behalf. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder’s name and held for the account of beneficial owners who are participating in the Plan.

Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, Rhode Island 02940-3078

1-(800) 231-2608

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2009 (unaudited)

Morgan Stanley Institutional Closed End Funds

An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Institutional closed end funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•                  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•                  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•                  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•                  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•                  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2009 (unaudited)

Morgan Stanley Institutional Closed End Funds

An Important Notice Concerning Our U.S. Privacy Policy (cont’d)

domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Directors
Michael E. Nugent	Kevin Klingert
Vice President
Frank L. Bowman
Stefanie V. Chang Yu
Michael Bozic	Vice President

Kathleen A. Dennis	James W. Garrett
Treasurer and Chief Financial Officer
James F. Higgins
Carsten Otto
Dr. Manuel H. Johnson	Chief Compliance Officer

Joseph J. Kearns	Mary E. Mullin
Secretary
Michael F. Klein

W. Allen Reed

Fergus Reid

Officers
Michael E. Nugent
Chairman of the Board and Director

Randy Takian
President and Principal Executive Officer

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, New York 10017

Stockholder Servicing Agent

Computershare Trust Company, N.A.

250 Royall Street

Canton, Massachusetts 02021

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019-6131

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

For additional Fund information, including the Fund’s net asset value per share and information regarding the investments comprising the Fund’s portfolio, please call toll free 1-(800) 231-2608 or visit our website at www.morganstanley.com/im. All investments involve risks, including the possible loss of principal.

© 2009 Morgan Stanley

MSIFEDDSAN

IU09-02529I-Y04/09

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.*

				MAXIMUM
				NUMBER
			TOTAL NUMBER	OF SHARES THAT
			OF SHARES	MAY YET BE
			PURCHASED AS	PURCHASED
	TOTAL NUMBER	AVERAGE	PART OF PUBLICLY	UNDER
	OF SHARES	PRICE PAID	ANNOUNCED PLANS	THE PLANS
Period	PURCHASED	PER SHARE	OR PROGRAMS	OR PROGRAMS
November	289,200	12.11	289,200	Unlimited
December	—	—	—	Unlimited
January	116,800	13.28	116,800	Unlimited
February	393,200	12.74	393,200	Unlimited
March	54,000	12.07	54,000	Unlimited
April	—	—	—	Unlimited

1

*  The Share Repurchase Program commenced on 6/20/2007.

The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 23, 2009

/s/ James Garrett
James Garrett
Principal Financial Officer
June 23, 2009